Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share Capital	$ 1,588,514	$ 1,474,692
Additional paid in Capital	1,777,901,786	$ 1,719,612,939
Argentine Central Bank
Share Capital	1,588,514
Additional paid in Capital	697,387,566
Adjustments to shareholders´ equity	1,777,901,786
Legal reserve	96,937,890
Distributable reserves	2,225,980,399
Non distributable reserves	39,461,498
Profit for the year	1,757,295,566
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 6,596,553,219